Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The management of the Company determined there are no reportable events for the three months ended March 31, 2025, except for the following.

Merger Agreement

On May 9, 2025, the Company, GDM Merger Sub I Inc., a Delaware corporation and wholly owned direct subsidiary of Gryphon (“Merger Sub Inc.”), GDM Merger Sub II LLC, a Delaware limited liability company and wholly owned direct subsidiary of Gryphon (“Merger Sub LLC”), and American Bitcoin Corp., a Delaware corporation (“ABTC”), entered into an Agreement and Plan of Merger (the “Merger Agreement”).

Mergers and Merger Consideration

The Merger Agreement provides that, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement:

•        Merger Sub Inc. will merge with and into ABTC, with ABTC surviving the merger (the “First Merger”) as a wholly owned direct subsidiary of Gryphon (the corporation surviving the First Merger, the “First Merger Surviving Corporation”); and

•        immediately after the First Merger, the First Merger Surviving Corporation will merge with and into Merger Sub LLC, with Merger Sub LLC surviving the merger (the “Second Merger” and, taken together with the First Merger, the “Mergers”) as a wholly owned direct subsidiary of the Company (the company surviving the Second Merger, the “Surviving Company”). The Company following the Mergers is referred to herein as the “Combined Company.”

The Merger Agreement provides that, prior to the effective time of the First Merger (the “First Effective Time”), The Company will file a new amended and restated certificate of incorporation (the “New Charter”) that, among other things, will (i) rename and reclassify the Company’s existing common stock, into Class A common stock, par value $0.0001 per share (the “Gryphon Class A Common Stock”), establish a new series of common stock designated as Class B common stock, par value $0.0001 per share (the “Gryphon Class B Common Stock”) and establish a new series of common stock designated as Class C common stock, par value $0.0001 per share. Each share of Gryphon Class A Common Stock will be entitled to one vote per share, and each share of Gryphon Class B Common Stock will be entitled to 10,000 votes per share.

At the First Effective Time:

•        each share of Class A common stock, par value $0.0001, of ABTC (“ABTC Class A Common Stock”) issued and outstanding immediately prior to the First Effective Time will be converted into the right to receive a number of shares of Gryphon Class A Common Stock, equal to an exchange ratio calculated pursuant to the terms set forth in the Merger Agreement (the “Exchange Ratio”), as merger consideration in the First Merger (such shares in aggregate, the “Class A Merger Consideration”); and

•        each share of Class B common stock, par value $0.0001, of ABTC (“ABTC Class B Common Stock” issued and outstanding immediately prior to the First Effective Time will be converted into the right to receive a number of shares of Gryphon Class B Common Stock equal to the Exchange Ratio, as merger consideration in the First Merger, (such shares in the aggregate, the “Class B Merger Consideration”, and together with the Class A Merger Consideration, the “Merger Consideration”).

At the effective time of the Second Merger (the “Second Effective Time”):

•        each share of common stock of the First Merger Surviving Corporation issued and outstanding immediately prior to the Second Effective Time will automatically be canceled and retired and will cease to exist, and no consideration shall be delivered in exchange therefor;

•        each equity interest of Merger Sub LLC issued and outstanding immediately prior to the Second Effective Time will automatically be converted into and become one equity interest of the Surviving Company; and

•        Gryphon will become the sole member of the Surviving Company.

Following the closing of the transactions contemplated by the Merger Agreement, including the Mergers (the “Closing”), (i) the aggregate number of shares of Gryphon Class A Common Stock and Gryphon Class B Common Stock issued to the former stockholders and other equity holders of ABTC as Merger Consideration is expected to represent approximately 98.0% of the outstanding equity interests of the Combined Company and (ii) Gryphon equity holders as of immediately prior to the First Merger are expected to own 2.0% of the outstanding equity interests of the Combined Company after their shares of Gryphon Common Stock are reclassified into shares of Gryphon Class A Common Stock. Following the Mergers, ABTC’s business will be the business of the Combined Company.

Nasdaq Compliance

On April 30, 2025, the Company received written notification (the “Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) that the Nasdaq Hearing Panel (the “Panel”) has granted the Company an extension to regain compliance with Nasdaq Listing Rules 5550(a)(2) and 5550(b)(2) until September 2, 2025, subject to additional conditions outlined in the Notice.

The extension by the Panel is contingent on the Company achieving scheduled milestones and notifying Nasdaq of such achievement. If the Company is not successful at satisfying these milestones within the prescribed time the Panel may revoke the extension.

As previously reported, on September 5, 2024, and September 13, 2024, the Company received two delinquency notification letters (the “Notices”) from Nasdaq due to the Company’s non-compliance with Nasdaq Listing Rules 5550(a)(2) and 5550(b)(2). The Notices cited the Company’s (a) failure to comply with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”) and (b) failure to comply with the minimum Market Value of Listed Securities (“MVLS”) requirement set forth in Nasdaq Listing Rule 5550(b)(2). The Notices provided that, in accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was given 180 calendar days, or until March 4, 2025, and March 12, 2025, respectively, to regain compliance with the Minimum Bid Price Rule and MVLS standards.

On March 5, 2025, and March 13, 2025, the Company received further notices from the Staff, notifying the Company that its failure to regain compliance with the Minimum Bid Price Rule and MVLS standards serves as a basis for delisting the Company’s securities from The Nasdaq Capital Market. The Company’s securities would be delisted from The Nasdaq Capital Market unless the Company timely requested an appeal of this determination pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series.

The Company timely exercised its right to request a hearing to appeal the delisting determination and paid the applicable fee, which stayed the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. The hearing before the Panel took place on April 15, 2025.

Blockfusion Contract

On April 15, 2025, due to high industry hash rates and high energy costs, Gryphon Digital Mining, Inc. (the “Company”) and Blockfusion USA, Inc. (“Blockfusion”) agreed to suspend mining operations and curtail service, respectively. The Company and Blockfusion are actively collaborating to rework their Co-Location Mining Services Agreement, dated as of December 1, 2024, to enable the Company to mine profitably moving forward. The Company expects to issue additional updates as appropriate.

Former CEO Litigation

The Company and Ivy Crypto, Inc. held a mediation of the dispute on May 5, 2025. The mediation was unsuccessful, and the litigation remains unresolved. The potential outcome cannot be determined at this time.

Note Payable

On May 10, 2025, Gryphon entered into a warrant amendment with Anchorage to amend the $1.50 Warrants. Pursuant to the Amendment, Gryphon reduced the exercise price of the $1.50 Warrants from $1.50 to $0.55 per share and, subject to the closing of the Mergers, will remove Section 15 of the $1.50 Warrants, which provides most favored nation rights.

Captus Acquisition Transaction

During the three months ended March 31, 2025, the Company received approximately $1,263,000 of proceeds related to funding of the Captus transaction. As the transaction did not close as of March 31, 2025 and the funds were due to be deposited directly to a third-party custodian, the Company classified these proceeds as Restricted cash on the face of the Company’s unaudited condensed consolidated balance sheet along with the corresponding liability. Subsequent to March 31, 2025, all funds received related to the prospective acquisition of Captus Energy were remitted to the proper custodian. As of the filing date of these financials, the Captus Acquisition has not been completed.

Share Issuances

Subsequent to March 31, 2025:

•        The Company issued 1,525,535 shares of common stock for net proceeds of approximately $367,000 in connection with the ATM.

•        The Company issued 1,061,476 shares of common stock for consulting services.

NOTE 13 — SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The management of the Company determined there are no reportable events for the year ended December 31, 2024, except for the following.

Issuance of shares of common stock

In January 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with several institutional and accredited investors and certain directors and officers of the Company (and certain of their affiliated parties) for the purpose of raising approximately $2,820,000 in gross proceeds for the Company. Of the gross proceeds, approximately $670,000 was received in December 2024 with approximately $2,150,000 received in January 2025. The Company incurred legal fees of approximately $75,000 associated with the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, the Company sold in a registered direct offering an aggregate of (i) 6,941,856 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share and (ii) warrants to purchase 6,941,856 shares of the Company’s common stock at an exercise price of $1.50 per share, at a combined purchase price per share and accompanying warrant equal to $0.40 for third-party investors and $0.516 for directors and officers of the Company.

In January 2025, the Company raised net proceeds of approximately $2,336,000 from the ATM for the issuance of 4,563,552 shares.

In January 2025, the Company entered into an investor relations consulting agreement. The agreement is for a period of six months with equal monthly payments of $12,500 and the issuance of 350,000 shares of the Company’s common stock.

In January 2025, the Company issued 283,333 shares of the Company’s common stock as payment for a consulting agreement.

In January 2025, the Company issued 591,155 shares of the Company’s common stock in accordance with the vesting schedule for the Board RSUs.

Purchase of mining machines

In March 2025, the Company purchased 1,900 S19JPro series machines with an extended warranty. The purchase price was a cash payment of approximately $608,000 and the issuance of $100,000 of the Company’s common stock. As of March 31, 2025, the Company paid $558,000 of the $608,000 cash payment due. The issuance of $100,000 of the Company’s common stock remains outstanding.

Potential acquisitions

Captus Energy

On January 8, 2025, the Company and Alberta Ltd., entered into a Share and Unit Purchase Agreement (the “Captus Agreement”) with BTG Energy Corp., a Canadian corporation (“BTG Energy”), BTG Power Corp., a Canadian corporation (“BTG Power”) and West Lake Energy Corp., a Canadian corporation (“West Lake,” and together with BTG Energy and BTG Power, the “Vendors”). Pursuant to the Captus Agreement, the Company will acquire from the Vendors all of the issued and outstanding shares or units, as applicable, of (i) Captus Generation Ltd. (“Captus GP”) and BowArk Energy Ltd., each a Canadian corporation, and (ii) Captus General Limited Partnership, a Canadian limited partnership (collectively “Captus Energy,” and the transaction contemplated by the Captus Agreement, the “Captus Acquisition”).

Captus GP owns 850 acres in Pincher Creek, Alberta (the “Captus Site”). The acreage contains characteristics management considers to be highly suitable for the development of AI HPC. These characteristics include: 1) redundant natural gas lines, 2) grid connectivity, 3) a deplete reservoir that can be used for onsite carbon sequestration, 4) access to non-potable water and 5) proximity to telecom connectivity. Gryphon intends to develop the site for revenue producing activities.

The aggregate consideration payable by the Company to the Vendors is CAD $24.0 million (the “Cash Consideration”), subject to adjustment in accordance with the terms of the Captus Agreement. In November 2024, the Company paid a cash deposit of $143,759 (CAD $200,000) to Captus GP for the benefit of the Vendors (the “LOI Cash Deposit”). Within two business days of the date of the Captus Agreement, the Company paid a cash deposit of $704,641 (CAD $1,000,000) to Captus GP for the benefit of the Vendors (the “Signing Cash Deposit,” and together with the LOI Cash Deposit, the “Cash Deposits”). The Cash Deposits may be applied towards the payment of the Cash Consideration in accordance with the terms of the Captus Agreement, and the remainder of the Cash Consideration will be paid by the Company upon closing.

The transaction remains subject to certain conditions, including the transfer and assignment of certain agreements from the Vendors to the Company. Pending approval by the Alberta Energy Regulator, BTG Energy and West Lake will hold certain well, pipeline and facility licenses in trust for an agreed fee.

In connection with the Captus Agreement, on January 8, 2025, as a material inducement to their agreeing to become employees of the Company, the Company granted a restricted stock award to each of Harry Andersen, Paul Connolly, Mark Taylor and Steve Giacomin (collectively, the “Restricted Stock Awards”). The Restricted Stock Awards were intended to constitute “employment inducement awards” under the Nasdaq Stock Market Rules. The aggregate restricted stock shares issued was 4,083,003.

Each of the Restricted Stock Awards vests in three equal installments on the first three anniversaries of the grant date subject to the grantee’s continued engagement with the Company through each applicable vesting date, provided however, that the Restricted Stock Awards will accelerate and vest immediately upon the grantee’s death, disability, termination by the Company without “cause” (as defined in each Restricted Stock Award agreement), or the consummation of a change in control of the Company.

On March 19, 2025, the Company’s Board of Directors approved the execution of a strategic advisory business service agreement (“Advisory Agreement’) with Bower Four Capital Corp. Pursuant to the Advisory Agreement, the Advisor will provide general strategic advice and guidance regarding the Company’s business, proposed transactions and M&A activity. The term of the agreement will be for a period of thirty-six months subject to renewal for one or more additional six-month periods. If the Captus Acquisition closes, the Company will be required to issue 6,000,000 shares of the Company’s common stock and a warrant to purchase 6,000,000 shares of the Company’s common stock at $0.50 per share. As of March 31, 2025, the Advisory Agreement has not been executed by the parties thereto.

Erikson Purchase Agreement

On February 14, 2025, the Company gave Erikson notice of the cancellation of the Erikson Purchase Agreement.

Litigation

On March 7, 2025, The Company and Sphere 3D entered into a settlement and release agreement on mutually acceptable terms. The Settlement Agreement fully resolved all pending litigation between the Company and Sphere, and each party fully released the other party from any known or unknown and unsuspected claims. The Settlement Agreement further provided that each party will bear its own costs in connection with the litigation.

NASDAQ Compliance

On March 11, 2025, the Company received NASDAQ delisting notice for non-compliance with the Bid Price Rule as set forth in Listing Rule 5550(a)(2)

On March 14, 2025, the Company received NASDAQ delisting notice for non-compliance with the MVLS requirements as set forth in Listing Rule 5550(b)(2)